DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
Income from Discontinued Operations

year ended December 31
(millions of Canadian $)	2025	2024	2023

Revenues	—	2,217	2,667
Income (Loss) from Equity Investments	—	50	67
Operating and Other Expenses
Plant operating costs and other	216	806	814
Commodity purchases resold	—	387	437
Property taxes	—	84	116
Depreciation and amortization	—	253	332
Asset impairment charge and other	29	21	(4)
	245	1,551	1,695
Segmented Earnings (Losses) from Discontinued Operations	(245)	716	1,039
Financial Charges
Interest expense	—	218	297
Interest income and other	(28)	(21)	30
	(28)	197	327
Income (Loss) from Discontinued Operations before Income Taxes	(217)	519	712
Income tax expense (recovery)	(5)	124	100
Net Income (Loss) from Discontinued Operations, Net of Tax	(212)	395	612
Assets and Liabilities of Discontinued Operations

at December 31
(millions of Canadian $)	2025	2024

ASSETS
Current Assets
Other current assets	197	235
	197	235
Other Long-Term Assets	—	136
	197	371
LIABILITIES
Current Liabilities
Accounts payable and other	181	170
	181	170
Other Long-Term Liabilities	—	110
	181	280
Cash Flows from Discontinued Operations

year ended December 31
(millions of Canadian $)	2025	2024	2023

Net cash (used in) provided by operations	(185)	670	1,026
Net cash (used in) provided by investing activities	24	(89)	87